Property and Equipment - Schedule of Accumulated Depreciation and Impairment Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Property, plant and equipment
Balance at beginning of period	$ 7,069
Balance at end of period	5,202	$ 7,069
Laboratory and manufacturing equipment
Property, plant and equipment
Balance at beginning of period	433
Balance at end of period	145	433
Furniture and fixtures
Property, plant and equipment
Balance at beginning of period	221
Balance at end of period	74	221
Computer equipment and software
Property, plant and equipment
Balance at beginning of period	0
Balance at end of period	0	0
Leasehold improvements
Property, plant and equipment
Balance at beginning of period	6,414
Balance at end of period	4,983	6,414
Construction in progress
Property, plant and equipment
Balance at beginning of period	0
Balance at end of period	0	0
Accumulated depreciation and impairment loss
Property, plant and equipment
Balance at beginning of period	(12,847)	(12,982)
Depreciation	(1,585)	(1,807)
Disposals/Impairment	1,291	1,861
Deconsolidation of subsidiaries		81
Balance at end of period	(13,141)	(12,847)
Accumulated depreciation and impairment loss | Laboratory and manufacturing equipment
Property, plant and equipment
Balance at beginning of period	(2,715)	(4,142)
Depreciation	0	(139)
Disposals/Impairment	1,025	1,485
Deconsolidation of subsidiaries		81
Balance at end of period	(1,691)	(2,715)
Accumulated depreciation and impairment loss | Furniture and fixtures
Property, plant and equipment
Balance at beginning of period	(851)	(698)
Depreciation	(154)	(153)
Disposals/Impairment	0	0
Deconsolidation of subsidiaries		0
Balance at end of period	(1,005)	(851)
Accumulated depreciation and impairment loss | Computer equipment and software
Property, plant and equipment
Balance at beginning of period	(530)	(894)
Depreciation	0	(13)
Disposals/Impairment	266	376
Deconsolidation of subsidiaries		0
Balance at end of period	(264)	(530)
Accumulated depreciation and impairment loss | Leasehold improvements
Property, plant and equipment
Balance at beginning of period	(8,751)	(7,248)
Depreciation	(1,431)	(1,503)
Disposals/Impairment	0	0
Deconsolidation of subsidiaries		0
Balance at end of period	(10,181)	(8,751)
Accumulated depreciation and impairment loss | Construction in progress
Property, plant and equipment
Balance at beginning of period	0	0
Depreciation	0	0
Disposals/Impairment	0	0
Deconsolidation of subsidiaries		0
Balance at end of period	$ 0	$ 0